UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22727

The Cushing MLP Infrastructure Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
Cushing Asset Management, L.P.
8117 Preston Road, Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

The Cushing® MLP Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2015

	Shares	Fair Value
Common Stock - 5.6% (1)
General Partnerships - 5.6% (1)
United States - 5.6% (1)
Kinder Morgan, Inc.	48,359	$1,983,202

Total Common Stock (Cost $1,806,941)		$1,983,202

Master Limited Partnerships and Related Companies - 89.9% (1)
Crude Oil & Refined Products - 35.1% (1)
United States - 35.1% (1)
Buckeye Partners, L.P.	18,200	$1,414,868
Enbridge Energy Partners, L.P.	26,750	1,048,332
Genesis Energy, L.P.	23,650	1,087,900
MPLX, L.P.	18,100	1,487,820
NuStar Energy L.P.	20,500	1,292,320
Phillips 66 Partners, L.P.	15,950	1,135,481
Rose Rock Midstream, L.P.	20,150	934,557
Shell Midstream Partners, L.P.	32,950	1,287,027
Sunoco Logistics Partners, L.P.	40,000	1,768,800
Tesoro Logistics, L.P.	14,950	858,429
		12,315,534
General Partnerships - 6.4% (1)
United States - 6.4% (1)
Energy Transfer Equity, L.P.	35,300	2,254,611

Large Cap Diversified - 28.0% (1)
United States - 28.0% (1)
Energy Transfer Partners, L.P.	29,900	1,778,452
Enterprise Products Partners, L.P.	56,750	1,892,045
Magellan Midstream Partners, L.P.	21,600	1,775,520
ONEOK Partners, L.P.	16,000	668,640
Plains All American Pipeline, L.P.	32,350	1,613,942
Williams Partners, L.P.	41,150	2,104,411
		9,833,010
Natural Gas Gatherers & Processors - 15.7% (1)
United States - 15.7% (1)
Enable Midstream Partners, L.P.	31,150	560,700
Enlink Midstream Partners, L.P.	43,400	1,165,724
MarkWest Energy Partners, L.P.	22,450	1,458,127
Targa Resources Partners, L.P.	22,100	968,422
Western Gas Partners, L.P.	19,600	1,363,768
		5,516,741
Natural Gas Transportation & Storage - 4.7% (1)
United States - 4.7% (1)
EQT Midstream Partners, L.P.	19,850	1,651,917

Total Master Limited Partnerships and Related Companies (Cost $22,960,172)		$31,571,813

Short-Term Investments - Investment Companies - 5.1% (1)
United States - 5.1% (1)
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	358,007	$358,007
Fidelity Money Market Portfolio - Institutional Class, 0.07% (2)	358,007	358,007

First American Government Obligations Fund - Class Z, 0.01% (2)	358,006	358,006
Invesco Short-Term Treasury Portfolio Fund - Institutional Class, 0.01% (2)	358,007	358,007
Invesco STIC Prime Portfolio, 0.04% (2)	358,007	358,007
Total Short-Term Investments (Cost $1,790,035)		$1,790,034

Total Investments - 100.6% (1) (Cost $26,557,148)		$35,345,049
Other Assets in Excess of Liabilities - (0.6)% (1)		(210,135)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$35,134,914

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Rate reported is the current yield as of February 28, 2015.

Income Taxes

The Fund does not record a provision for U.S. federal, state, or local income taxes because the unitholders report their share of the Fund’s income or loss on their income tax returns.  The Fund files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states.  Generally, the Fund is subject to income tax examinations by major taxing authorities for all tax years since its inception.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing MLP Infrastructure Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

·	Level 1 — quoted prices in active markets for identical securities
·	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
·	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
	Fair Value at	for	Observable	Unobservable
	February 28,	Identical Assets	Inputs	Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Common Stock	$1,983,202	$1,983,202	$-	$-
Master Limited	31,571,813	31,571,813
Partnerships and
Related
Companies (a)
Total Equity Securities	33,555,015	33,555,015	-	-
Other
Short-Term	1,790,034	1,790,034	-	-
Investments
Total Other	1,790,034	1,790,034	-	-
Total	$35,345,049	$35,345,049	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2015.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 28, 2015.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended February 28, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Cushing MLP Infrastructure Fund

By (Signature and Title)           /s/ Daniel L. Spears
 Daniel L. Spears, President

Date          April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Daniel L. Spears
 Daniel L. Spears, President

Date          April 23, 2015

By (Signature and Title)          /s/ John H. Alban
John H. Alban, Treasurer

Date          April 23, 2015